CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS - OPERATING ACTIVITIES
Net loss	$ (7,457)	$ (10,138)
Adjustments to reconcile net loss to net cash used in operations:
Depreciation and amortization	2,691	2,228
Stock-based compensation	138	31
Decrease in deferred tax	(299)	2
Decrease in accounts receivables, net	209	1,366
Decrease (increase) in other current assets	(640)	(723)
Decrease (increase) in inventories, net	150	(1,157)
Increase (decrease) in accounts payables	(128)	(1,465)
Increase (decrease) in employees and payroll accruals	(780)	(508)
Increase (decrease) in accrued severance pay	51	(127)
Accrued interest on loans	2,360	2,733
Lease liability	(436)	(275)
Increase (decrease) in accrued expenses and other liabilities, related parties & deferred revenues	(513)	(1,380)
Net cash used in operating activities	(4,654)	(9,413)
CASH FLOWS - INVESTING ACTIVITIES
Purchase of property and equipment	(524)	(947)
Capitalization of software development costs	(1,613)	(736)
Increase in severance pay fund	(52)	44
Net cash used in investing activities	(2,189)	(1,639)
CASH FLOWS - FINANCING ACTIVITIES
Related parties	(4)	(1,577)
Long-term debt, net	0	5,680
Increase in short-term credit	900	0
Share issuance, net	5,848	7,601
Net cash provided by financing activities	6,744	11,704
Increase in cash, cash equivalents, and restricted cash	(99)	652
Cash, cash equivalents, and restricted cash - beginning of year	4,604	3,952
Cash, cash equivalents, and restricted cash - end of year	4,505	4,604
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for taxes	0	5
Cash paid for interest, net	0	0
NON-CASH TRANSACTIONS:
Conversion of loans and other liabilities into ordinary shares	$ 212	$ 8,945